Shareholder Report	12 Months Ended	96 Months Ended	99 Months Ended	103 Months Ended
	Oct. 31, 2025 USD ($) holding	Oct. 31, 2025 USD ($) holding	Oct. 31, 2025 USD ($) holding	Oct. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY INTERNATIONAL BOND FUNDS
Entity Central Index Key	0000880268
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000144189 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Investor Class
Trading Symbol	AEDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund Investor Class returned 12.16% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.16%	2.68%	3.85%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 518,686,120	$ 518,686,120	$ 518,686,120	$ 518,686,120
Holdings Count | holding	132	132	132	132
Advisory Fees Paid, Amount	$ 1,065,857
Investment Company, Portfolio Turnover	105.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

C000189713 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	I Class
Trading Symbol	AEHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021.
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund I Class returned 12.26% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	12.26%	2.80%	3.26%	4/10/17
JPMorgan EMBI Global Diversified	12.76%	2.71%	3.34%	—

Performance Inception Date				Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 518,686,120	$ 518,686,120	$ 518,686,120	$ 518,686,120
Holdings Count | holding	132	132	132	132
Advisory Fees Paid, Amount	$ 1,065,857
Investment Company, Portfolio Turnover	105.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

C000189714 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Y Class
Trading Symbol	AEYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund Y Class returned 12.38% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	12.38%	2.88%	3.35%	4/10/17
JPMorgan EMBI Global Diversified	12.76%	2.71%	3.34%	—

Performance Inception Date				Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 518,686,120	$ 518,686,120	$ 518,686,120	$ 518,686,120
Holdings Count | holding	132	132	132	132
Advisory Fees Paid, Amount	$ 1,065,857
Investment Company, Portfolio Turnover	105.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

C000144191 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	A Class
Trading Symbol	AEDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund A Class returned 11.88% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.88%	2.43%	3.59%
A Class - with sales charge	6.85%	1.49%	3.12%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 518,686,120	$ 518,686,120	$ 518,686,120	$ 518,686,120
Holdings Count | holding	132	132	132	132
Advisory Fees Paid, Amount	$ 1,065,857
Investment Company, Portfolio Turnover	105.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

C000144192 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	C Class
Trading Symbol	AEDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$206	1.95%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund C Class returned 10.95% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.95%	1.66%	2.82%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 518,686,120	$ 518,686,120	$ 518,686,120	$ 518,686,120
Holdings Count | holding	132	132	132	132
Advisory Fees Paid, Amount	$ 1,065,857
Investment Company, Portfolio Turnover	105.00%
Holdings [Text Block]

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

C000144193 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	R Class
Trading Symbol	AEDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$153	1.45%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R Class returned 11.61% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.61%	2.16%	3.34%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 518,686,120	$ 518,686,120	$ 518,686,120	$ 518,686,120
Holdings Count | holding	132	132	132	132
Advisory Fees Paid, Amount	$ 1,065,857
Investment Company, Portfolio Turnover	105.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

C000144190 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	R5 Class
Trading Symbol	AEDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R5 Class returned 12.38% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	12.38%	2.87%	4.06%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 518,686,120	$ 518,686,120	$ 518,686,120	$ 518,686,120
Holdings Count | holding	132	132	132	132
Advisory Fees Paid, Amount	$ 1,065,857
Investment Company, Portfolio Turnover	105.00%
Holdings [Text Block]

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

C000144194 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	R6 Class
Trading Symbol	AEXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R6 Class returned 12.32% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.32%	2.91%	4.09%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 518,686,120	$ 518,686,120	$ 518,686,120	$ 518,686,120
Holdings Count | holding	132	132	132	132
Advisory Fees Paid, Amount	$ 1,065,857
Investment Company, Portfolio Turnover	105.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

C000194401 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	G Class
Trading Symbol	AEDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund G Class returned 13.20% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 14, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	13.20%	3.65%	4.01%	11/14/17
JPMorgan EMBI Global Diversified	12.76%	2.71%	3.07%	—

Performance Inception Date		Nov. 14, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 518,686,120	$ 518,686,120	$ 518,686,120	$ 518,686,120
Holdings Count | holding	132	132	132	132
Advisory Fees Paid, Amount	$ 1,065,857
Investment Company, Portfolio Turnover	105.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

C000109545 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	Investor Class
Trading Symbol	AGBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund Investor Class returned 5.20% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.20%	-0.02%	1.73%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605
Holdings Count | holding	615	615	615	615
Advisory Fees Paid, Amount	$ 5,101,834
Investment Company, Portfolio Turnover	145.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000189710 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	I Class
Trading Symbol	AGBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund I Class returned 5.31% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.31%	0.09%	1.59%	4/10/17
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.25%	—

Performance Inception Date				Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605
Holdings Count | holding	615	615	615	615
Advisory Fees Paid, Amount	$ 5,101,834
Investment Company, Portfolio Turnover	145.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000189711 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	Y Class
Trading Symbol	AGBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund Y Class returned 5.44% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	5.44%	0.19%	1.71%	4/10/17
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.25%	—

Performance Inception Date				Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605
Holdings Count | holding	615	615	615	615
Advisory Fees Paid, Amount	$ 5,101,834
Investment Company, Portfolio Turnover	145.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000109547 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	A Class
Trading Symbol	AGBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund A Class returned 4.90% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.90%	-0.28%	1.47%
A Class - with sales charge	0.18%	-1.19%	1.01%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605
Holdings Count | holding	615	615	615	615
Advisory Fees Paid, Amount	$ 5,101,834
Investment Company, Portfolio Turnover	145.00%
Holdings [Text Block]

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000109548 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	C Class
Trading Symbol	AGBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$189	1.85%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund C Class returned 4.11% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.11%	-1.03%	0.71%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605
Holdings Count | holding	615	615	615	615
Advisory Fees Paid, Amount	$ 5,101,834
Investment Company, Portfolio Turnover	145.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000109549 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	R Class
Trading Symbol	AGBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$138	1.35%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund R Class returned 4.60% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.60%	-0.52%	1.22%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605
Holdings Count | holding	615	615	615	615
Advisory Fees Paid, Amount	$ 5,101,834
Investment Company, Portfolio Turnover	145.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000109546 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	R5 Class
Trading Symbol	AGBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund R5 Class returned 5.33% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.33%	0.17%	1.93%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605
Holdings Count | holding	615	615	615	615
Advisory Fees Paid, Amount	$ 5,101,834
Investment Company, Portfolio Turnover	145.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000131612 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	R6 Class
Trading Symbol	AGBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund R6 Class returned 5.52% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	5.52%	0.24%	1.99%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605
Holdings Count | holding	615	615	615	615
Advisory Fees Paid, Amount	$ 5,101,834
Investment Company, Portfolio Turnover	145.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

C000194400 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	G Class
Trading Symbol	AGBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund G Class returned 6.03% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	6.03%	0.79%	2.20%	7/28/17
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.21%	—

Performance Inception Date			Jul. 28, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605	$ 2,629,305,605
Holdings Count | holding	615	615	615	615
Advisory Fees Paid, Amount	$ 5,101,834
Investment Company, Portfolio Turnover	145.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%